RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2021
Related party transactions [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONSKey management personnel are those persons having the authority and responsibility for planning, directing, and controlling activities of the Company, directly or indirectly. The key management personnel of the Company are the members of the Company’s executive management team and Board of Directors. The transactions are conducted at arm’s length and in the normal course of operations.
Management and Board compensation
For the years ended August 31, 2021 and 2020, the Company’s expenses included the following management and board compensation:

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Salaries and consulting fees	$2,757	$2,953
Share-based compensation	2,555	2,750
Total key management compensation	$5,312	$5,703
During the year ended August 31, 2021 , 830,000 stock options (August 31, 2020 – 790,000) were granted to key management personnel with an aggregate fair value of $1,550 (August 31, 2020 – $1,794). In addition, during the year ended August 31, 2021 , 359,538 RSUs (August 31, 2020 – 211,981), were granted to key management personnel with an aggregate fair value of $662, respectively (August 31, 2020 – $902). For the year ended August 31, 2021 , 270,877 PSUs, (August 31, 2020 – 88,910) were issued to key management personnel with an aggregate fair value of $291 (August 31, 2020 – $191).
Significant Transactions with Related Parties
The Company has transactions with related parties, as defined in IAS 24 Related Party Disclosures, all of which are undertaken in the normal course of business.

On October 23, 2020, the Company advanced an additional $2,500 to Hyasynth by way of convertible debentures as a result of Hyasynth’s achievement of the contractual production-related milestone for Tranche 2 of the convertible debentures. This brings the Company’s total face value of convertible debentures investment in Hyasynth to $7,500, which provides the Company with a potential ownership interest of up to 46.7% on a fully diluted basis.

On March 10, 2021, through the strategic investment from a wholly-owned subsidiary of British American Tobacco plc ("BAT"), the Company issued 58,336,392 Common Shares, resulting in BAT's beneficial ownership in the Company at approximately 19.9% and giving BAT the ability to appoint two members to the Company's Board of Directors. Concurrent with the investment, as described in Note 27, The Company and BAT also entered into the PDC Agreement pursuant to which a “Centre of Excellence” ("CoE") was established to focus on developing the next generation of cannabis products, with an initial focus on CBD. The CoE is accounted for as a joint operation, in which the Company and BAT contribute 50%. During the year ended August 31, 2021 , BAT charged the Company $262 for expenses related to the CoE and the Company recognized $406 in expense recoveries representing BAT's contribution in the CoE. The net impact of these expenses and recoveries are included in the consolidated statement of operations and comprehensive loss. The Company’s accounts receivable includes $192 from BAT, which is inclusive of cost sharing for both operating and capital expenditures.